Taxes (Details) - Schedule of deferred tax asset - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Asset Abstract
Provision of doubtful accounts	$ 2,056,627	$ 323,107
Tax loss carried forwards	4,591,059	4,482,385
Valuation allowance on tax losses	(6,647,686)	(4,805,492)
Deferred tax assets, net